DEBT - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs	$ (2,339)	$ (3,050)	$ (6,300)
Net carrying amount	166,616	159,793
Less: Current portion of long-term debt	(29,479)	(8,529)
Total long-term portion	137,137	151,264
2022 Term Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Less: Current portion of long-term debt	(15,300)
2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Less: Current portion of long-term debt	(15,000)
Note Payable | D&O Insurance
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt	830	968
Line of Credit | 2022 Term Loan | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	153,125	161,875
Line of Credit | 2022 Revolving Credit Facility | Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	$ 15,000	$ 0